Derivative Instruments and Hedging Activities Derivative Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Currency Swap [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Currency Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Foreign Exchange Forward [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Foreign Exchange Forward [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Commodity swaps	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Commodity swaps	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 2) [Member] Total Return Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 3) [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 3) [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Significant observable inputs (Level 3) [Member] Option Contracts [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 26, 2009 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Currency Swap [Member]	Dec. 26, 2009 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Currency Swap [Member]
Dec. 25, 2010
Fair Value, Measurements, Recurring [Member]
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
Foreign Exchange Forward [Member]

Dec. 26, 2009
Fair Value, Measurements, Recurring [Member]
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
Foreign Exchange Forward [Member]
																					Dec. 25, 2010 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Commodity swaps	Dec. 26, 2009 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Commodity swaps	Dec. 26, 2009 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Total Return Swap [Member]	Dec. 26, 2009 Fair Value, Measurements, Recurring [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Option Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect, Net of Tax from Credit Risk Adjustment	$ 1.1	$ 2.7
Derivative Liability, Fair Value, Gross Liability	(315.5)	(430.2)			(311.9)	(412.2)	2.2	(16.3)	(6.9)	(2.0)							(311.9)	(412.2)	2.2	(16.3)	(6.9)	(2.0)
Derivative Asset, Fair Value, Gross Asset	3.4	0.5									1.2			2.9									1.2	2.9
Derivative, Fair Value, Net			$ (316.6)	$ (429.3)								$ 0	$ 2.9		$ (316.6)	$ (426.4)